Organization and Principal Activities - Loan Agreements (Details)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2025
Contractual Agreements Between Primary Beneficiaries And Variable Interest Entities [Abstract]
Term of each loan agreements		10 years
Extended term of loan upon expiration of original term	10 years